LONG-TERM DEBT AND OTHER DEBTS - Schedule of Credit Facility (Details)	Dec. 31, 2023 USD ($)
Presented in long-term debts and other debts of which suppliers has not received payments
Disclosure of detailed information about borrowings [line items]
Carrying amount	$ 0
Presented in long-term debts and other debts of which suppliers has received payments
Disclosure of detailed information about borrowings [line items]
Carrying amount	4,363,520
Credit facility for the supplier payment program (Note 12.6)
Disclosure of detailed information about borrowings [line items]
Carrying amount	$ 4,363,520